Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information And Revenue Analysis
Schedule of Disaggregated information of revenues

	For the year ended December 31,
	2021	2020	2019

Standard cloud-based services	$1,982,328	$1,400,857	$2,018,919
Customized cloud-based services	—	5,005,080	12,865,074
BPO services	2,261,998	1,747,310	2,007,919
Business integration services	4,076,446	5,404,262	27,754
Other revenues	1,320,308	975,432	1,328,623
Total revenues	$9,641,080	$14,532,941	$18,248,289